Prepaid Expenses (Schedule Of Prepaid Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Prepaid expenses	$ 1,960	$ 1,374	[1]	$ 1,198
Amortized costs incurred to obtain contracts with customers	33	167
Pre-contract costs [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Prepaid expenses	1,593	978
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Prepaid expenses	$ 367	$ 396

[1]	Restated (Note 5)